December 27, 2012
CM ADVISORS FUND
Class I Shares (Ticker CMAFX), Class R Shares (Ticker CMFRX)

CM ADVISORS SMALL CAP VALUE FUND
Class I Shares (Ticker CMOVX), Class R Shares (Ticker CMRVX),
Class C Shares (Ticker CMCOX)

CM ADVISORS FIXED INCOME FUND
(Ticker CMFIX)

EACH A SERIES OF THE CM ADVISORS FAMILY OF FUNDS

Supplement to Prospectuses dated July 1, 2012
and July 1, 2012, as amended December 14, 2012

This supplement updates certain information contained in the Class I Shares Prospectus of CM Advisors Fund, CM Advisors Small Cap Value Fund and CM Advisors Fixed Income Fund (individually a “Fund”, collectively the “Funds”), the Class R Shares Prospectus of the CM Advisors Fund and the CM Advisors Small Cap Value Fund, and the Class C Shares Prospectus of the CM Advisors Small Cap Value Fund (the “Prospectuses”).  You may obtain copies of the Prospectuses and the Statement of Additional Information of the Funds free of charge on the Funds’ website at www.cmadvisorsfunds.com, or upon request by calling toll-free 1-888-859-5856 or writing the Funds at 805 Las Cimas Parkway, Suite 430, Austin, Texas 78746.

Class I Shares and Class R Shares Prospectuses

The section titled “Other Information About the Funds’ Investment Objectives, Investment Strategies and Related Risks” is amended to include the following:

To the extent a Fund makes investments regulated by the Commodities Futures Trading Commission, it intends to so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”).  The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

Class C Shares Prospectus

The section titled “Other Information About the Fund’s Investment Objectives, Investment Strategies and Related Risks” is amended to include the following:

To the extent the Fund makes investments regulated by the Commodities Futures Trading Commission, it intends to so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

For further information, please contact the Funds toll-free at 1-888-859-5856.

Investors Should Retain This Supplement for Future Reference